Stockholder's Equity (Tables)	6 Months Ended
Mar. 31, 2020
Stockholder's Equity
Schedule of noncontrolling interest

The Company’s non-controlling interest consists of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest	(68,873)	(74,997)
Net loss attributed to non-controlling interest	(8,124)	(1,369)
Total non-controlling interest	$838,417	$839,048